Property, Plant and Equipment - Carrying Values of Property, Plant and Equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	$ 606,093
Additions	(21,703)
Disposals	11,271
Other	(62,377)
Depreciation	(60,174)
Impairment	(259,115)
Foreign currency translation	(1,394)
Ending balance, property, plant and equipment	233,465	$ 606,093
Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	544,848
Additions	(20,363)
Disposals	5,771
Other	(44,846)
Depreciation	(53,332)
Impairment	(258,619)
Foreign currency translation	(1,316)
Ending balance, property, plant and equipment	201,327	544,848
Right-of-use lease assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	61,245
Additions	(1,340)
Disposals	5,500
Other	(17,531)
Depreciation	(6,842)
Impairment	(496)
Foreign currency translation	(78)
Ending balance, property, plant and equipment	32,138	61,245
Decrease through derecognition		5,300
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	1,073,831
Ending balance, property, plant and equipment	709,365	1,073,831
Cost | Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	996,904
Ending balance, property, plant and equipment	656,305	996,904
Cost | Right-of-use lease assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	76,927
Ending balance, property, plant and equipment	53,060	76,927
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	(194,749)
Ending balance, property, plant and equipment	(216,785)	(194,749)
Accumulated depreciation | Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	(179,067)
Ending balance, property, plant and equipment	(196,359)	(179,067)
Accumulated depreciation | Right-of-use lease assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	(15,682)
Ending balance, property, plant and equipment	(20,426)	(15,682)
Impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	272,989
Ending balance, property, plant and equipment	259,115	272,989
Impairment | Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	272,989
Ending balance, property, plant and equipment	258,619	272,989
Impairment | Right-of-use lease assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	0
Ending balance, property, plant and equipment	496	0
Land | Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	23,977
Additions	(5,565)
Disposals	1,210
Other	(13,785)
Depreciation	0
Impairment	(1,225)
Foreign currency translation	(195)
Ending balance, property, plant and equipment	13,127	23,977
Land | Right-of-use lease assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	22,777
Additions	0
Disposals	3,513
Other	(12,187)
Depreciation	(828)
Impairment	0
Foreign currency translation	2
Ending balance, property, plant and equipment	6,251	22,777
Land | Cost | Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	27,357
Ending balance, property, plant and equipment	14,351	27,357
Land | Cost | Right-of-use lease assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	23,748
Ending balance, property, plant and equipment	7,443	23,748
Land | Accumulated depreciation | Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	0
Ending balance, property, plant and equipment	0	0
Land | Accumulated depreciation | Right-of-use lease assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	(971)
Ending balance, property, plant and equipment	(1,192)	(971)
Land | Impairment | Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	3,380
Ending balance, property, plant and equipment	1,224	3,380
Land | Impairment | Right-of-use lease assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	0
Ending balance, property, plant and equipment	0	0
Real estate | Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	328,263
Additions	(2,514)
Disposals	211
Other	9,989
Depreciation	(19,769)
Impairment	(224,117)
Foreign currency translation	(287)
Ending balance, property, plant and equipment	96,804	328,263
Real estate | Right-of-use lease assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	36,857
Additions	(1,285)
Disposals	1,987
Other	(5,344)
Depreciation	(5,199)
Impairment	(496)
Foreign currency translation	(72)
Ending balance, property, plant and equipment	25,044	36,857
Real estate | Cost | Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	413,589
Ending balance, property, plant and equipment	396,848	413,589
Real estate | Cost | Right-of-use lease assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	48,134
Ending balance, property, plant and equipment	40,530	48,134
Real estate | Accumulated depreciation | Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	(76,744)
Ending balance, property, plant and equipment	(76,010)	(76,744)
Real estate | Accumulated depreciation | Right-of-use lease assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	(11,277)
Ending balance, property, plant and equipment	(14,990)	(11,277)
Real estate | Impairment | Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	8,582
Ending balance, property, plant and equipment	224,034	8,582
Real estate | Impairment | Right-of-use lease assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	0
Ending balance, property, plant and equipment	496	0
Construction in progress | Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	77,639
Additions	(12,888)
Disposals	7,158
Other	(48,395)
Depreciation	0
Impairment	(9,174)
Foreign currency translation	(708)
Ending balance, property, plant and equipment	25,092	77,639
Construction in progress | Cost | Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	327,073
Ending balance, property, plant and equipment	34,260	327,073
Construction in progress | Accumulated depreciation | Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	0
Ending balance, property, plant and equipment	0	0
Construction in progress | Impairment | Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	249,434
Ending balance, property, plant and equipment	9,168	249,434
Computer software & equipment | Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	7,815
Additions	(431)
Disposals	236
Other	2,169
Depreciation	(6,449)
Impairment	(554)
Foreign currency translation	(15)
Ending balance, property, plant and equipment	3,161	7,815
Computer software & equipment | Cost | Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	34,001
Ending balance, property, plant and equipment	31,960	34,001
Computer software & equipment | Accumulated depreciation | Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	(24,321)
Ending balance, property, plant and equipment	(28,244)	(24,321)
Computer software & equipment | Impairment | Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	1,865
Ending balance, property, plant and equipment	555	1,865
Furniture & fixtures | Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	5,909
Additions	(172)
Disposals	197
Other	(259)
Depreciation	(1,740)
Impairment	(1,557)
Foreign currency translation	(41)
Ending balance, property, plant and equipment	2,681	5,909
Furniture & fixtures | Cost | Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	11,938
Ending balance, property, plant and equipment	10,057	11,938
Furniture & fixtures | Accumulated depreciation | Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	(5,744)
Ending balance, property, plant and equipment	(5,818)	(5,744)
Furniture & fixtures | Impairment | Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	285
Ending balance, property, plant and equipment	1,558	285
Production & other equipment | Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	101,245
Additions	(1,207)
Disposals	2,425
Other	5,435
Depreciation	(25,374)
Impairment	(21,992)
Foreign currency translation	(70)
Ending balance, property, plant and equipment	60,462	101,245
Production & other equipment | Right-of-use lease assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	1,611
Additions	(55)
Disposals	0
Other	0
Depreciation	(815)
Impairment	0
Foreign currency translation	(8)
Ending balance, property, plant and equipment	843	1,611
Production & other equipment | Cost | Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	182,946
Ending balance, property, plant and equipment	168,829	182,946
Production & other equipment | Cost | Right-of-use lease assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	5,045
Ending balance, property, plant and equipment	5,087	5,045
Production & other equipment | Accumulated depreciation | Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	(72,258)
Ending balance, property, plant and equipment	(86,287)	(72,258)
Production & other equipment | Accumulated depreciation | Right-of-use lease assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	(3,434)
Ending balance, property, plant and equipment	(4,244)	(3,434)
Production & other equipment | Impairment | Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	9,443
Ending balance, property, plant and equipment	22,080	9,443
Production & other equipment | Impairment | Right-of-use lease assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	0
Ending balance, property, plant and equipment	0	0
Operating Subleases | Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	3,400
Ending balance, property, plant and equipment		3,400
Operating Subleases | Right-of-use lease assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	$ 100
Ending balance, property, plant and equipment		$ 100